VIA EDGAR

November 14, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Parameter Capital Management, LLC

Ladies and Gentlemen:

On behalf of Parameter Capital Management, LLC, enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of
Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended September 30, 2012.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

/s/ Peter Nussbaum

Peter Nussbaum

Enclosures

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parameter Capital Management, LLC
Address: 330 Madison Avenue, 6/th/ Floor.
         New York, New York 10017

Form 13F File Number: 28-14295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:

/s/ Peter Nussbaum    Stamford, Connecticut    November 14, 2012
-------------------   ----------------------   ------------------
   [Signature]            [City, State]             [Date]

Report type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
                                            -----------
Form 13F Information Table Entry Total:              79*
                                            -----------
Form 13F Information Table Value Total:     $   362,573
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
1    28-13297              S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

                                                          SH                                                   VOTING
         NAME OF           TITLE OF            VALUE    OR PRN                     INVESTMENT    OTHER        AUTHORITY
         ISSUER             CLASS     CUSIP   (X$1000)  AMOUNT   SH/PRN PUT/CALL   DISCRETION   MANAGERS SOLE  SHARED   NONE
ACE LTD                     Common  H0023R105   3,780     50,000   SH            Shared-Defined    1             50,000
ACTUANT CORP                Common  00508X203   3,291    115,000   SH            Shared-Defined    1            115,000
AERCAP HOLDINGS NV          Common  N00985106   2,438    195,000   SH            Shared-Defined    1            195,000
AGCO CORP                   Common  001084102   3,680     77,500   SH            Shared-Defined    1             77,500
ALBEMARLE CORP              Common  012653101   3,161     60,000   SH            Shared-Defined    1             60,000
ALLSTATE CORP               Common  020002101   5,942    150,000   SH            Shared-Defined    1            150,000
AMERICAN EXPRESS CO         Common  025816109   3,696     65,000   SH            Shared-Defined    1             65,000
AMERICAN INTL GROUP INC     Common  026874784   8,198    250,000   SH            Shared-Defined    1            250,000
APARTMENT INVT & MGMT CO    Common  03748R101   7,407    285,000   SH            Shared-Defined    1            285,000
ASHLAND INC NEW             Common  044209104   6,444     90,000   SH            Shared-Defined    1             90,000
AVALONBAY CMNTYS INC        Common  053484101   1,360     10,000   SH            Shared-Defined    1             10,000
AXIS CAPITAL HOLDINGS INV   Common  G0692U109   2,968     85,000   SH            Shared-Defined    1             85,000
BANK OF NEW YORK MELLON
  CORP                      Option  064058950   1,131     50,000          Put    Shared-Defined    1             50,000
BRE PROPERTIES INC          Common  05564E106   1,407     30,000   SH            Shared-Defined    1             30,000
CAPITAL ONE FINL CORP       Common  14040H105   4,276     75,000   SH            Shared-Defined    1             75,000
CITIGROUP INC               Common  172967424   6,544    200,000   SH            Shared-Defined    1            200,000
CITY NATL CORP              Common  178566105   3,606     70,000   SH            Shared-Defined    1             70,000
COMMERCE BANCSHARES INC     Common  200525103   2,420     60,000   SH            Shared-Defined    1             60,000
CYTEC INDS INC              Common  232820100   5,569     85,000   SH            Shared-Defined    1             85,000
DANAHER CORP DEL            Common  235851102   3,861     70,000   SH            Shared-Defined    1             70,000
DCT INDUSTRIAL TRUST INC    Common  233153105   1,456    225,000   SH            Shared-Defined    1            225,000
DDR CORP                    Common  23317H102   1,536    100,000   SH            Shared-Defined    1            100,000
DEERE & CO                  Common  244199105   4,949     60,000   SH            Shared-Defined    1             60,000
DELTA AIR LINES INC DEL     Common  247361702   2,748    300,000   SH            Shared-Defined    1            300,000
DUFF & PHELPS CORP NEW      Common  26433B107   2,586    190,000   SH            Shared-Defined    1            190,000
EMERSON ELEC CO             Option  291011954   1,931     40,000          Put    Shared-Defined    1             40,000
ENDURANCE SPECIALTY HLDGS
  LT                        Common  G30397106   3,658     95,000   SH            Shared-Defined    1             95,000
EVEREST RE GROUP LTD        Option  G3223R908   5,958     55,700          Call   Shared-Defined    1             55,700
F M C CORP                  Common  302491303   3,323     60,000   SH            Shared-Defined    1             60,000
FEDERATED INVS INC PA       Common  314211103   6,828    330,000   SH            Shared-Defined    1            330,000
FEDEX CORP                  Common  31428X106   3,596     42,500   SH            Shared-Defined    1             42,500
FIRST MIDWEST BANCORP DEL   Common  320867104   3,389    270,000   SH            Shared-Defined    1            270,000
FLOWSERVE CORP              Common  34354P105   3,194     25,000   SH            Shared-Defined    1             25,000
FRANKLIN RES INC            Common  354613101   5,628     45,000   SH            Shared-Defined    1             45,000
GARDNER DENVER INC          Common  365558105   1,238     20,500   SH            Shared-Defined    1             20,500
GEORGIA GULF CORP           Common  373200302   3,079     85,000   SH            Shared-Defined    1             85,000
GOLDMAN SACHS GROUP INC     Common  38141G104   5,116     45,000   SH            Shared-Defined    1             45,000
HARTFORD FINL SVCS GROUP
  INC                       Common  416515104   3,499    180,000   SH            Shared-Defined    1            180,000
HOST HOTELS & RESORTS INC   Common  44107P104   3,852    240,000   SH            Shared-Defined    1            240,000
HUDSON CITY BANCORP         Common  443683107  25,870  3,250,000   SH            Shared-Defined    1          3,250,000
HUDSON CITY BANCORP         Option  443683907   2,388    300,000          Call   Shared-Defined    1            300,000
ILLINOIS TOOL WKS INC       Common  452308109   2,676     45,000   SH            Shared-Defined    1             45,000
INTERCONTINENTALEXCHANGE
  INC                       Common  45865V100   7,338     55,000   SH            Shared-Defined    1             55,000
INVESTMENT TECHNOLOGY
  GRP NE                    Common  46145F105   4,611    530,000   SH            Shared-Defined    1            530,000

JOY GLOBAL INC            Common 481165108  2,691  48,000 SH       Shared-Defined 1      48,000
JPMORGAN CHASE & CO       Common 46625H100 22,264 550,000 SH       Shared-Defined 1     550,000
JPMORGAN CHASE & CO       Option 46625H900  2,024  50,000     Call Shared-Defined 1      50,000
KIMCO RLTY CORP           Common 49446R109  2,432 120,000 SH       Shared-Defined 1     120,000
LIBERTY PPTY TR           Common 531172104  1,450  40,000 SH       Shared-Defined 1      40,000
LINCOLN NATL CORP IND     Common 534187109 13,305 550,000 SH       Shared-Defined 1     550,000
LINCOLN NATL CORP IND     Option 534187909  8,467 350,000     Call Shared-Defined 1     350,000
MB FINANCIAL INC NEW      Common 55264U108  2,963 150,000 SH       Shared-Defined 1     150,000
MBIA INC                  Common 55262C100  1,520 150,000 SH       Shared-Defined 1     150,000
METLIFE INC               Common 59156R108  9,993 290,000 SH       Shared-Defined 1     290,000
NASDAQ OMX GROUP INC      Common 631103108  3,727 160,000 SH       Shared-Defined 1     160,000
NATIONAL FINL PARTNERS
  CORP                    Common 63607P208  2,028 120,000 SH       Shared-Defined 1     120,000
NORTHERN TR CORP          Common 665859104  6,266 135,000 SH       Shared-Defined 1     135,000
PENTAIR INC               Common 709631105  3,116  70,000 SH       Shared-Defined 1      70,000
PRUDENTIAL FINL INC       Common 744320102 11,720 215,000 SH       Shared-Defined 1     215,000
PRUDENTIAL FINL INC       Option 744320902  2,726  50,000     Call Shared-Defined 1      50,000
RAYMOND JAMES FINANCIAL
  INC                     Common 754730109  4,032 110,000 SH       Shared-Defined 1     110,000
ROCKWELL AUTOMATION INC   Option 773903909  2,782  40,000     Call Shared-Defined 1      40,000
SELECT SECTOR SPDR TR     Option 81369Y905  7,800 500,000     Call Shared-Defined 1     500,000
SIMON PPTY GROUP INC NEW  Common 828806109  5,313  35,000 SH       Shared-Defined 1      35,000
SPDR S&P 500 ETF TR       Option 78462F953 11,514  80,000     Put  Shared-Defined 1      80,000
STANCORP FINL GROUP INC   Common 852891100  1,562  50,000 SH       Shared-Defined 1      50,000
STATE STR CORP            Common 857477103  3,357  80,000 SH       Shared-Defined 1      80,000
SUNTRUST BKS INC          Option 867914903  2,262  80,000     Call Shared-Defined 1      80,000
TD AMERITRADE HLDG CORP   Common 87236Y108  3,843 250,000 SH       Shared-Defined 1     250,000
TENNECO INC               Common 880349105  1,400  50,000 SH       Shared-Defined 1      50,000
TEREX CORP NEW            Common 880779103  2,032  90,000 SH       Shared-Defined 1      90,000
TRAVELERS COMPANIES INC   Common 89417E109  2,730  40,000 SH       Shared-Defined 1      40,000
U S G CORP                Common 903293405    878  40,000 SH       Shared-Defined 1      40,000
UNITED RENTALS INC        Common 911363109  1,963  60,000 SH       Shared-Defined 1      60,000
VALIDUS HOLDINGS LTD      Common G9319H102  7,630 225,000 SH       Shared-Defined 1     225,000
WEBSTER FINL CORP CONN    Common 947890109  5,096 215,000 SH       Shared-Defined 1     215,000
WELLS FARGO & CO NEW      Common 949746101  5,352 155,000 SH       Shared-Defined 1     155,000
XL GROUP PLC              Common G98290102  1,682  70,000 SH       Shared-Defined 1      70,000
ZIONS BANCORPORATION      Common 989701107  3,036 147,000 SH       Shared-Defined 1     147,000